UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-4007
Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS TRUST II
LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND
FORM N-Q
JULY 31, 2006

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND
Schedule of Investments (unaudited)
July 31, 2006

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 100.4%
Arizona — 7.9%
$ 2,185,000	AAA	Arizona State Transportation Board Revenue, Grant Anticipation Notes, Series A, AMBAC-Insured, 4.000% due 7/1/08	$2,195,335
3,105,000	AAA	University of Arizona, COP, Series A, AMBAC-Insured, 5.250% due 6/1/10	3,252,550

		Total Arizona	5,447,885

California — 4.6%
3,000,000	AAA	Compton, CA, Community RDA, Refunding, Tax Allocation Redevelopment Project, Series A, AMBAC-Insured, 5.000% due 8/1/11	3,165,150

Colorado — 2.4%
1,500,000	A+	Denver, CO, City & County Airport Revenue, Series A, 14.000% due 11/15/08 (a)	1,691,730

Connecticut — 7.2%
4,900,000	AAA	Connecticut State Airport Revenue, Bradley International Airport, FGIC-Insured, 5.000% due 10/1/07 (b)	4,970,364

Florida — 5.9%
4,000,000	AA	Orlando, FL, Utilities Commission Water & Electric Revenue, 5.000% due 10/1/08 (c)(d)	4,090,120

Illinois — 4.5%
3,000,000	AAA	Illinois State Sales Tax Revenue, 5.000% due 6/15/11	3,150,300

Massachusetts — 2.9%
2,000,000	AAA	Massachusetts State HEFA, Amherst College, Series H, 3.580% due 1/11/07 (c)(d)	2,000,000

Michigan — 12.3%
6,000,000	A	Michigan State Hospital Finance Authority Revenue, Oakwood Obligation Group, 5.000% due 11/1/08	6,127,200
2,260,000	AAA	Michigan State Trunk Line, FGIC-Insured, 5.000% due 11/1/11	2,383,328

		Total Michigan	8,510,528

Missouri — 3.6%
2,500,000	MIG1(e)	Missouri Public Utilities Commission, Interim Construction Notes, 4.000% due 9/15/06	2,501,150

New Jersey — 4.6%
3,000,000	AAA	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series C, 5.000% due 6/15/11 (f)	3,159,810

New York — 7.8%
		New York City, NY, GO:
375,000	AA-	Series J, 5.000% due 6/1/09 (f)	387,548
1,875,000	AA-	Series J, Unrefunded Balance, 5.000% due 6/1/09	1,930,631
1,650,000	AAA	New York State Dormitory Authority Revenue, Fashion Institute of Technology Student Housing Corp., FGIC-Insured, 5.000% due 7/1/09	1,707,255
1,350,000	NR	Saugerties, NY, CDS, GO, BAN, 4.250% due 8/15/07	1,356,345

		Total New York	5,381,779

Ohio — 0.7%
455,000	A	Midview, OH, Local School District, COP, School Building Facilities Project, 4.500% due 11/1/08	460,396

Puerto Rico — 8.1%
		Puerto Rico Commonwealth Highway & Transportation Authority:
150,000	BBB+	Series A, 5.000% due 7/1/07 (f)	151,659
850,000	BBB+	Series AA, Unrefunded Balance, 5.000% due 7/1/07	857,046
		Puerto Rico Commonwealth, GO, Public Improvement, Series C:
1,500,000	BBB	5.000% due 7/1/08 (c)(d)	1,522,590
See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND
Schedule of Investments (unaudited) (continued)
July 31, 2006

Face
Amount	Rating‡	Security	Value

Puerto Rico — 8.1% (continued)
$ 3,000,000	BBB	6.000% due 7/1/08 (c)(d)	$3,099,720

		Total Puerto Rico	5,631,015

Tennessee — 2.2%
1,500,000	A+	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/08	1,539,615

Texas — 14.7%
4,000,000	AAA	Northside, TX, ISD, GO, Series B, PSF-Guaranteed, SPA-Dexia Credit Local, 3.700% due 8/1/10 (c)(d)	3,956,080
3,000,000	AAA	San Antonio, TX, Hotel Occupancy Tax Subordinated Lien Revenue, Series B, AMBAC-Insured, 5.000% due 8/15/08 (c)(d)	3,062,700
3,000,000	AA	Texas State, GO, Transport Commission - Mobility Fund, 5.000% due 4/1/11	3,145,770

		Total Texas	10,164,550

Virginia — 8.7%
1,000,000	BBB	Peninsula Ports Authority, Coal Terminal Revenue, Dominion Terminal Associates Project, 3.300% due 9/30/08 (c)(d)	983,980
5,000,000	BBB	York County, VA, IDA, PCR, Virginia Electrical & Power Co., Remarketed 11/8/02, 5.500% due 7/1/09 (g)	5,072,950

		Total Virginia	6,056,930

Wyoming — 2.3%
1,500,000	AAA	Sweetwater, WY, County Improvement Project, Powers Board Lease Revenue, MBIA-Insured, 5.000% due 12/15/11	1,569,210

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $70,612,323)	69,490,532

SHORT-TERM INVESTMENTS(h) — 1.2%
California — 0.9%
500,000	A-1+	California PCFA, PCR, Pacific Gas & Electric, Series C, LOC-Bank One, 3.590% due 8/1/06	500,000
100,000	A-1+	Metropolitan Water District of Southern California, Waterworks Revenue, Series C-2, SPA-Lloyds TSB Bank PLC, 3.520% due 8/1/06	100,000

		Total California	600,000

Florida — 0.3%
200,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust Bank, 3.680% due 8/1/06	200,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $800,000)	800,000

		TOTAL INVESTMENTS — 101.6% (Cost — $71,412,323#)	70,290,532
		Liabilities in Excess of Other Assets — (1.6)%	(1,096,790)

		TOTAL NET ASSETS — 100.0%	$69,193,742

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Rating by Moody’s Investors Service.

(f)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	All or a portion of this security is segregated for open futures contracts.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.
See attached for definitions of ratings.
See Notes to Schedule of Investments.

LEGG MASON PARTNERS SHORT DURATION MUNICIPAL INCOME FUND
Schedule of Investments (unaudited) (continued)
July 31, 2006
Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation
BAN	—	Bond Anticipation Notes
CDS	—	Central School Distict
COP	—	Certificate of Participation
FGIC	—	Financial Guaranty Insurance Company
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Municipal Bond Investors Assurance Corporation
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RDA	—	Redevelopment Agency
SPA	—	Standby Bond Purchase Agreement

Summary of Investments by Industry * (unaudited)
General Obligation	21.4%
Utilities	19.8%
Transportation	18.6%
Education	10.5%
Hospitals	8.7%
Public Facilities	6.7%
Escrowed to Maturity	5.3%
Tax Allocation	4.5%
Miscellaneous	4.4%
Water & Sewer	0.1%

100.0%

*    As a percentage of total investments. Please note that Fund holdings are as of July 31, 2006 and are subject to change.
See Notes to Schedule of Investments.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.
Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Short Duration Municipal Income Fund (formerly known as Smith Barney Short Duration Municipal Income Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$61,340
Gross unrealized depreciation	(1,183,131)

Net unrealized depreciation	$(1,121,791)

At July 31, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Sell:
U.S. 5 Year Treasury Notes	45	9/06	$4,651,389	$4,689,844	$(38,455)

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Trust II

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 29, 2006

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: September 29, 2006